BOSTON PARTNERS INVESTMENT FUNDS

WPG PARTNERS SMALL/MICRO CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—99.6%
Consumer Discretionary—10.0%
1-800-Flowers.com, Inc., Class A*(a)	9,723	$289,551
American Axle & Manufacturing Holdings, Inc.*	22,038	195,257
BJ's Restaurants, Inc.*	6,660	198,868
Del Taco Restaurants, Inc.	9,055	69,361
Designer Brands, Inc., Class A*(a)	19,494	266,678
Fossil Group, Inc.*(a)	4,399	52,568
Goodyear Tire & Rubber Co. (The)*	20,163	405,478
H&R Block, Inc.	18,878	447,031
Poshmark, Inc., Class A*	9,224	175,071
RealReal, Inc., (The)*	11,751	182,963
Stride, Inc.*(a)	1,957	66,792
Universal Electronics, Inc.*	5,269	190,738
WW International, Inc.*(a)	11,952	201,033
		2,741,389
Consumer Staples—1.4%
Fresh Del Monte Produce, Inc.	2,185	54,101
Spectrum Brands Holdings, Inc.(a)	3,486	348,948
		403,049
Energy—11.7%
Chesapeake Energy Corp.(a)	4,794	285,435
Delek US Holdings, Inc.*(a)	13,728	215,255
Euronav NV	29,205	276,571
Liberty Oilfield Services, Inc., Class A*	9,466	87,087
National Energy Services Reunited Corp.*	46,037	456,227
NexTier Oilfield Solutions, Inc.*(a)	100,948	363,413
Northern Oil and Gas, Inc.	18,140	369,693
Oasis Petroleum, Inc.(a)	1,223	146,638
Scorpio Tankers, Inc.	14,129	196,534
SM Energy Co.(a)	19,209	557,061
Teekay Tankers Ltd., Class A*(a)	23,049	258,840
		3,212,754
Financials—24.3%
Ameris Bancorp(a)	7,000	340,690
Axis Capital Holdings Ltd.	11,570	574,798
Blucora, Inc.*	22,452	363,498
Essent Group Ltd.	11,384	473,347
First Foundation, Inc.(a)	20,862	530,312
First Interstate BancSystem, Inc., Class A(a)	8,078	329,582
FirstCash, Inc.	2,295	146,513
Hanover Insurance Group, Inc., (The)	1,295	157,666
HomeStreet, Inc.(a)	5,554	274,201
Ladder Capital Corp.	16,738	190,646
National Bank Holdings Corp., Class A(a)	9,100	387,842
Peoples Bancorp, Inc.	11,305	348,646
Popular, Inc.	8,910	693,376
Premier Financial Corp.	12,098	355,681
Sculptor Capital Management, Inc.	13,198	239,148
Selectquote, Inc.*	7,966	71,694
Triumph Bancorp, Inc.*(a)	2,905	369,952
Washington Trust Bancorp, Inc.(a)	5,564	299,343
Webster Financial Corp.(a)	9,839	530,224
		6,677,159
Health Care—2.9%
Apria, Inc.*	4,813	135,390
Lantheus Holdings, Inc.*	17,439	467,016
MEDNAX, Inc.*	2,765	67,908
Natus Medical, Inc.*	5,856	132,346
		802,660
Industrials—22.1%
ABM Industries, Inc.	4,722	212,490
AerCap Holdings NV*	2,588	145,032
Air Transport Services Group, Inc.*	11,577	285,836
Argan, Inc.	8,431	331,338
Beacon Roofing Supply, Inc.*(a)	2,616	130,565
BrightView Holdings, Inc.*(a)	19,134	260,222
Cornerstone Building Brands, Inc.*	28,543	448,696
Fortress Transportation & Infrastructure Investors, LLC	2,695	60,449
Frontier Group Holdings, Inc.*(a)	15,960	213,066
Hillman Solutions Corp.*(a)	25,360	268,309
ICF International, Inc.	2,496	241,463
JetBlue Airways Corp.*	16,491	221,309
KBR, Inc.(a)	9,827	432,388
Kirby Corp.*	3,484	181,934
Knight-Swift Transportation Holdings, Inc., Class A	6,824	390,674
Marten Transport Ltd.	11,170	179,614
Matrix Service Co.*	19,266	167,422
Maxar Technologies, Inc.	15,468	425,834
Sun Country Airlines Holdings, Inc.*(a)	9,942	272,709
Tutor Perini Corp.*	30,354	390,352
Univar Solutions, Inc.*	23,736	615,000
Vectrus, Inc.*	4,648	194,472
		6,069,174
Information Technology—4.7%
Axcelis Technologies, Inc.*	4,565	282,208
Celestica, Inc.*	30,486	311,872
CommScope Holding Co., Inc.*	28,985	288,691
Rambus, Inc.*(a)	10,092	271,475
SMART Global Holdings, Inc.*	2,463	140,440
		1,294,686
Materials—12.5%
Allegheny Technologies, Inc.*(a)	9,680	137,843
Capstone Mining Corp.*	37,916	186,100
Chemours Co., (The)	4,782	142,025
Constellium SE*	9,227	162,118
Ecovyst, Inc.	23,563	225,498
Mosaic Co., (The)	19,274	659,556
Schweitzer-Mauduit International, Inc.	5,410	155,267
Stelco Holdings, Inc.	7,887	252,888
Tronox Holdings PLC, Class A	30,337	667,111
Valvoline, Inc.	16,449	560,418
Warrior Met Coal, Inc.	13,273	285,237
		3,434,061
Real Estate—7.3%
Apple Hospitality REIT, Inc.	35,350	530,957
Brixmor Property Group, Inc.	24,133	548,784
Getty Realty Corp.	9,139	279,014
RMR Group, Inc., Class A, (The)	5,282	172,563
UMH Properties, Inc.	20,466	472,355
		2,003,673
Utilities—2.7%
ALLETE, Inc.	3,388	198,638
Avista Corp.	4,182	161,049
South Jersey Industries, Inc.(a)	16,156	379,666
		739,353
TOTAL COMMON STOCKS
(Cost $22,164,404)		27,377,958
WARRANTS—0.0%
Energy—0.0%
TETRA Technologies, Inc. *‡	20,950	15
TOTAL WARRANTS
(Cost $4,475)		15

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—24.4%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10%(b)	6,707,257	6,707,257
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $6,707,257)		6,707,257
SHORT-TERM INVESTMENTS—0.4%
U.S. Bank Money Market Deposit Account, 0.01%(b)	104,220	104,220
TOTAL SHORT-TERM INVESTMENTS
(Cost $104,220)		104,220
TOTAL INVESTMENTS—124.4%
(Cost $28,980,356)		34,189,450
LIABILITIES IN EXCESS OF OTHER ASSETS—(24.4)%		(6,713,758)
NET ASSETS—100.0%		$27,475,692

PLC	Public Limited Company
*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2021, the market value of securities on loan was $6,375,238.
(b)	The rate shown is as of November 30, 2021.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of November 30, 2021, these securities amounted to $15 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS INVESTMENT FUNDS
WPG PARTNERS SMALL/MICRO CAP VALUE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

PORTFOLIO VALUATION — The WPG Partners Small/Micro Cap Value Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Consumer Discretionary	$2,741,389	$2,741,389	$-	$-	$-
Consumer Staples	403,049	403,049	-	-	-
Energy	3,212,754	3,212,754	-	-	-
Financials	6,677,159	6,677,159	-	-	-
Health Care	802,660	802,660	-	-	-
Industrials	6,069,174	6,069,174	-	-	-
Information Technology	1,294,686	1,294,686	-	-	-
Materials	3,434,061	3,434,061	-	-	-
Real Estate	2,003,673	2,003,673	-	-	-
Utilities	739,353	739,353	-	-	-
Warrants	15	-	-	15	-
Investments Purchased with Proceeds from Securities Lending Collateral	6,707,257	-	-	-	6,707,257
Short-Term Investments	104,220	104,220	-	-	-
Total Assets	$34,189,450	$27,482,178	$-	$15	$6,707,257

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2021, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.